Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Basis of Presentation and Significant Accounting Policies
Basis of Presentation

Basis of Presentation

        The consolidated financial statements and accompanying notes have been prepared in accordance with GAAP. In the opinion of management, all adjustments considered necessary for a fair presentation of our financial position, results of operations and cash flows have been included and are of a normal and recurring nature.

        During the third quarter of 2017, we determined that the purchase price allocation related to the Acquisition in 2016 incorrectly omitted a deferred tax liability related to the book-to-tax difference in the value assigned to certain assets acquired. The impact of this omission to our 2016 consolidated financial statements was a $4.9 million understatement of goodwill and a corresponding understatement of other liabilities in our consolidated balance sheets. This omission had no impact on our results of operations and was corrected in the third quarter of 2017, resulting in a $4.9 million increase to goodwill and a corresponding increase in other liabilities.

Principles of Consolidation

Principles of Consolidation

        The accompanying consolidated financial statements include our financial statements and the financial statements of our wholly owned subsidiaries, partnerships and other joint ventures in which we own a controlling interest, including variable interest entities ("VIEs") of which we are the primary beneficiary. Entities in which we have a significant influence are accounted for under the equity method. See Note 17—Variable Interest Entities for information about our VIEs. All significant inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

        The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that could materially affect the amounts reported in the consolidated financial statements and accompanying notes. As future events cannot be determined with precision, actual results could differ from those estimates.

Cash and Cash Equivalents

        Cash and Cash Equivalents.    All highly liquid investments with original maturities of three months or less are considered to be cash equivalents. We place our cash and cash equivalents in high quality financial institutions. The consolidated account balances at each institution periodically exceed Federal Deposit Insurance Corporation (FDIC) insurance coverage and we believe that this risk is not significant.

Loans, Investments and Securities

        Loans, Investments and Securities.    Loans held for investment are intended to be held to maturity and, accordingly, are carried at cost, net of unamortized loan origination costs and fees, loan purchase discounts, and net of the allowance for loan losses when such loan or investment is deemed to be impaired. We invest in preferred equity interests that, in some cases, allow us to participate in a percentage of the underlying property's cash flows from operations and proceeds from a sale or refinancing. At the inception of each such investment, we determine whether such investment should be accounted for as a loan, equity interest or as real estate. To date, we have determined that all such investments are properly accounted for and reported as loans.

        At the time of purchase, we designate a security as available-for-sale, held-to-maturity, or trading depending on our ability and intent for the security. Securities available-for-sale, which are included as a component of other assets in the consolidated balance sheets, are reported at fair value with the net unrealized gains or losses reported as a component of accumulated other comprehensive income. Unrealized losses that are determined to be other-than-temporary are recognized in earnings up to their credit component. Held-to-maturity securities are carried at cost net of any unamortized premiums or discounts, which are amortized or accreted over the life of the securities. For securities classified as held-to-maturity, an evaluation is performed of whether a decline in fair value below the amortized cost basis is other-than-temporary.

        The determination of other-than-temporary impairment is a subjective process requiring judgments and assumptions and is not necessarily intended to indicate a permanent decline in value. The process includes, but is not limited to, assessment of recent market events and prospects for near-term recovery, assessment of cash flows, internal review of the underlying assets securing the investments, credit of the issuer and the rating of the security, as well as our ability and intent to hold the investment to maturity. We closely monitor market conditions on which we base such decisions.

Impaired Loans, Allowance for Loan Losses and Charge-offs

        Impaired Loans, Allowance for Loan Losses and Charge-offs.    We consider a loan impaired when, based upon current information, it is probable that we will be unable to collect all amounts due for both principal and interest according to the contractual terms of the loan agreement. We evaluate each loan in our portfolio on a quarterly basis. Our loans are individually specific and unique as it relates to product type, geographic location, and collateral type, as well as to the rights and remedies and the position in the capital structure our loans have in relation to the underlying collateral. We evaluate this information at both a loan level and general market trends level when determining the appropriate assumptions such as capitalization and market discount rates, as well as the borrower's operating income and cash flows, in estimating the value of the underlying collateral when determining if a loan is impaired. We utilize internally developed valuation models and techniques primarily consisting of discounted cash flow and direct capitalization models in determining the fair value of the underlying collateral on an individual loan. We may also obtain a third party appraisal, which may value the collateral through an "as-is" or "stabilized value" methodology. Such appraisals may be used as an additional source of valuation information only and no adjustments are made to appraisals.

        If upon completion of the valuation, the fair value of the underlying collateral securing the impaired loan is less than the net carrying value of the loan, an allowance is created with a corresponding charge to the provision for loan losses. The allowance for each loan is maintained at a level that we believe to be adequate to absorb probable losses.

        Loan terms may be modified if we determine that based on the individual circumstances of a loan and the underlying collateral, a modification would more likely increase the total recovery of the combined principal and interest from the loan. Any loan modification is predicated upon a goal of maximizing the collection of the loan. Typical triggers for a modification would include situations where the projected cash flow is insufficient to cover required debt service, when asset performance is lagging the initial projections, where there is a requirement for rebalancing, where there is an impending maturity of the loan, and where there is an actual loan default. Loan terms that have been modified have included, but are not limited to, interest rate, maturity date and in certain cases, principal amount. Length and amounts of each modification have varied based on individual circumstances and are determined on a case by case basis. If the loan modification constitutes a concession whereas we do not receive ample consideration in return for the modification, and the borrower is experiencing financial difficulties and cannot repay the loan under the current terms, then the modification is considered by us to be a troubled debt restructuring. If we receive a benefit, either monetary or strategic, and the above criteria are not met, the modification is not considered to be a troubled debt restructuring. We record interest on modified loans on an accrual basis to the extent the modified loan is contractually current.

        Charge-offs to the allowance for loan losses occur when losses are confirmed through the receipt of cash or other consideration from the completion of a sale; when a modification or restructuring takes place in which we grant a concession to a borrower or agree to a discount in full or partial satisfaction of the loan; when we take ownership and control of the underlying collateral in full satisfaction of the loan; when loans are reclassified as other investments; or when significant collection efforts have ceased and it is highly likely that a loss has been realized.

        Loss on restructured loans is recorded when we have granted a concession to the borrower in the form of principal forgiveness related to the payoff or the substitution or addition of a new debtor for the original borrower or when we incur costs on behalf of the borrower related to the modification, payoff or the substitution or addition of a new debtor for the original borrower. When a loan is restructured, we record our investment at net realizable value, taking into account the cost of all concessions at the date of restructuring. In addition, a gain or loss may be recorded upon the sale of a loan to a third party in the consolidated statements of income in the period in which the loan was sold.

Loans Held-for-Sale, Net

        Loans Held-for-Sale, Net.    Loans held-for-sale, net represents commercial real estate loans originated in our Agency Business, which are generally transferred or sold within 60 days from the date the loan is funded. Such loans are reported at the lower of cost or market on an aggregate basis and include the value allocated to the associated future MSRs. During the period prior to its sale, interest income on a loan held-for-sale is calculated in accordance with the terms of the individual loan and the loan origination fees and direct loan origination costs are deferred until the loan is sold. All of our held-for-sale loans are financed with matched borrowings from credit facilities contracted to finance such loans. Interest income and expense are earned or incurred after a loan is closed and before a loan is sold.

        Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated, put presumptively beyond the reach of the entity, even in bankruptcy, (2) the transferee (or if the transferee is an entity whose sole purpose is to engage in securitization and the entity is constrained from pledging or exchanging the assets it receives, each third-party holder of its beneficial interests) has the right to pledge or exchange the transferred financial assets, and (3) we or our agents does not maintain effective control over the transferred financial assets or third-party beneficial interest related to those transferred assets through an agreement to repurchase them before their maturity. We have determined that all loans sold have met these specific conditions and account for all transfers of mortgage loans as completed sales.

Allowance for Loss-Sharing Obligations

        Allowance for Loss-Sharing Obligations.    When a loan is sold under the Fannie Mae DUS program, we undertake an obligation to partially guarantee the performance of the loan. Generally, we are responsible for losses equal to the first 5% of the UPB and a portion of any additional losses to an overall maximum of 20% of the original principal balance. Fannie Mae bears any remaining loss. In addition, under the terms of the master loss-sharing agreement with Fannie Mae, we are responsible for funding 100% of mortgage delinquencies (principal and interest) and servicing advances (taxes, insurance and foreclosure costs) until the amounts advanced exceeds 5% of the UPB at the date of default. Thereafter, we may request interim loss-sharing adjustments which allow us to fund 25% of such advances until final settlement.

        At inception, a liability for the fair value of the obligation undertaken in issuing the guaranty is recognized. In determining the fair value of the guaranty obligation, we consider the risk profile of the collateral and the historical loss experience in our portfolio. The guaranty obligation is removed only upon either the expiration or settlement of the guaranty.

        We evaluate the allowance for loss-sharing obligations by monitoring the performance of each loss-sharing loan for events or conditions that may signal a potential default. Historically, initial loss recognition occurs at or before a loan becomes 60 days delinquent. In instances where payment under the guaranty on a loan is determined to be probable and estimable (as the loan is probable of, or is, in foreclosure), we record a liability for the estimated allowance for loss-sharing (a "specific reserve") by transferring the guarantee obligation recorded on the loan to the specific reserve with any adjustments to this reserve amount recorded in provision for loss sharing in the statements of income. The amount of the allowance considers our assessment of the likelihood of repayment by the borrower or key principal(s), the risk characteristics of the loan, the loan's risk rating, historical loss experience, adverse situations affecting individual loans, the estimated disposition value of the underlying collateral, and the level of risk sharing. We regularly monitor the specific reserves and update loss estimates as current information is received.

Capitalized Mortgage Servicing Rights

        Capitalized Mortgage Servicing Rights.    We recognize, as separate assets, rights to service mortgage loans for others, including such rights from our origination of mortgage loans sold with the servicing rights retained, as well as rights associated with acquired MSRs. Income from MSRs related to loans we originate are recognized when we record a derivative asset upon the commitment to originate a loan with a borrower and sell the loan to an investor. This commitment asset is recognized at fair value based on our internal model, which reflects the estimated fair value of the discounted expected net cash flows associated with the servicing of the loan. When a mortgage loan we originate is sold, we retain the right to service the loan and recognize the MSR at the initial capitalized valuation. We amortize our MSRs using the amortization method, which requires the MSRs to be amortized over the period of estimated net servicing income or loss and that the servicing assets or liabilities be assessed for impairment, or increased obligation, based on the fair value at each reporting date. Amortization of MSRs is recorded as a reduction of servicing revenues, net in the consolidated statements of income. The following assumptions were used in calculating the fair value of our MSRs for the periods presented:

        Key rates:    We used discount rates ranging from 8% to 15%, representing a weighted average discount rate of 13%, based on our best estimate of market discount rates to determine the present value of MSRs. The inflation rate used for adequate compensation was 3%.

        Servicing Cost:    A market participant's estimated future cost to service the loan for the estimated life of the MSR is subtracted from the estimated future cash flows.

        Estimated Life:    We estimate the life of our MSRs based upon the stated yield maintenance and/or prepayment protection term of the underlying loan and may be reduced based upon the expiration of various types of prepayment penalty and/or lockout provisions prior to that stated maturity date.

        MSRs are initially recorded at fair value and are carried at amortized cost. The fair value of MRSs from loans we originate and sell are estimated considering market prices for similar MSRs, when available, and by estimating the present value of the future net cash flows of the capitalized MSRs, net of adequate compensation for servicing. Adequate compensation is based on the market rate of similar servicing contracts. The fair value of MSRs acquired approximate the purchase price paid. We estimate the terms of commercial servicing for each loan by assuming that servicing would not end prior to the yield maintenance date, if applicable, at which point the prepayment penalty expires.

        We evaluate the MSR portfolio for impairment on a quarterly basis based on the difference between the aggregate carrying amount of the MSRs and their aggregate fair value. We engage an independent third-party valuation expert to assist in determining an estimated fair value of our MSR portfolio on a quarterly basis. For purposes of impairment evaluation, the MSRs are stratified based on predominant risk characteristics of the underlying loans, which we have identified as loan type, note rate and yield maintenance provisions. To the extent that the carrying value of the MSRs exceeds fair value, a valuation allowance is established.

        We record write-offs of MSRs related to loans that were repaid prior to their expected maturity and loans that have defaulted and determined to be unrecoverable. When this occurs, the write-off is recorded as a direct write-down to the carrying value of MSRs and is included as a component of servicing revenue, net in the consolidated statements of income. This direct write-down permanently reduces the carrying value of the MSRs, precluding recognition of subsequent recoveries. For loans that payoff prior to maturity, we may collect a prepayment fee which is included as a component of servicing revenue, net.

Real Estate Owned and Held-For-Sale

        Real Estate Owned and Held-For-Sale.    Real estate acquired is recorded at its estimated fair value at the time of acquisition and is shown net of accumulated depreciation and impairment charges. Costs incurred in connection with the acquisition of a property are expensed as incurred.

        We allocate the purchase price of our real estate acquisitions to land, building, tenant improvements, origination asset of the in-place leases, intangibles for the value of any above or below market leases at fair value and to any other identified intangible assets or liabilities. We finalize our purchase price allocation on these assets within one year of the acquisition date. We amortize the value allocated to in-place leases over the remaining lease term, which is reported in depreciation and amortization expense on our consolidated statements of income. The value allocated to above or below market leases are amortized over the remaining lease term as an adjustment to rental income.

        Real estate assets are depreciated using the straight-line method over their estimated useful lives. Ordinary repairs and maintenance which are not reimbursed by the tenants are expensed as incurred. Major replacements and betterments which improve or extend the life of the asset are capitalized and depreciated over their estimated useful life.

        Our properties are reviewed for impairment each quarter, if events or circumstances change indicating that the carrying amount of an asset may not be recoverable. We recognize impairment if the undiscounted estimated cash flows to be generated by an asset is less than the carrying amount of such asset. Measurement of impairment is based on the asset's estimated fair value. In the evaluation of a property for impairment, many factors are considered, including estimated current and expected operating cash flows from the property during the projected holding period, costs necessary to extend the life or improve the asset, expected capitalization rates, projected stabilized net operating income, selling costs, and the ability to hold and dispose of the asset in the ordinary course of business. Impairment charges may be necessary in the event discount rates, capitalization rates, lease-up periods, future economic conditions, and other relevant factors vary significantly from those assumed in valuing the property.

        Real estate is classified as held-for-sale when we commit to a plan of sale, the asset is available for immediate sale, there is an active program to locate a buyer, and it is probable the sale will be completed within one year. Real estate assets that are expected to be disposed of are valued at the lower of the asset's carrying amount or its fair value less costs to sell.

        We recognize sales of real estate properties upon closing. Payments received from purchasers prior to closing are recorded as deposits. Gain on real estate sold is recognized using the full accrual method when the collectability of the sale price is reasonably assured and we are not obligated to perform significant activities after the sale. A gain may be deferred in whole or in part until collectability of the sales price is reasonably assured and the earnings process is complete.

Investments in Equity Affiliates

        Investments in Equity Affiliates.    We invest in joint ventures that are formed to invest in real estate related assets or businesses. These joint ventures are not majority owned or controlled by us, or are VIEs for which we are the primary beneficiary, and are not consolidated in our financial statements. These investments are recorded under either the equity or cost method of accounting as deemed appropriate. We evaluate these investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable. We recognize an impairment loss if the estimated fair value of the investment is less than its carrying amount and we determine that the impairment is other-than-temporary. We record our share of the net income and losses from the underlying properties of our equity method investments and any other-than-temporary impairment on these investments on a single line item in the consolidated statements of income as income or losses from equity affiliates.

Goodwill and Other Intangible Assets

        Goodwill and Other Intangible Assets.    Significant judgement is required to estimate the fair value of intangible assets and in assigning their estimated useful lives. Accordingly, we typically seek the assistance of independent third party valuation specialists for significant intangible assets. The fair value estimates are based on available historical information and on future expectations and assumptions we deem reasonable.

        We generally use an income based valuation method to estimate the fair value of intangible assets, which discounts expected future cash flows to present value using estimates and assumptions we deem reasonable. For intangible assets related to acquired technology, we use the replacement cost method to determine fair value.

        Determining the estimated useful lives of intangible assets also requires judgment. Certain intangible assets, such as GSE licenses, have been deemed to have indefinite lives while other intangible assets, such as broker and borrower relationships, above/below market rent and acquired technology have been deemed to have finite lives. Our assessment as to which intangible assets are deemed to have finite or indefinite lives is based on several factors including economic barriers of entry for the acquired product lines, scarcity of available GSE licenses, technology life cycles, retention trends and our operating plans, among other factors.

        Goodwill and indefinite-lived intangible assets are not amortized, while finite-lived intangible assets are amortized over the estimated useful lives of the assets on a straight-line basis. Indefinite-lived intangible assets, including goodwill, are tested for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. In addition, with respect to goodwill, an impairment analysis is performed at least annually. We have elected to make the first day of our fiscal fourth quarter the annual impairment assessment date for goodwill. We first assess qualitative factors to determine whether it is more likely than not that the fair value is less than the carrying value. If, based on that assessment, we believe it is more likely than not that the fair value is less than the carrying value, then a two-step goodwill impairment test is performed. Based on the impairment analysis performed as of October 1, 2017, there was no indication that the indefinite-lived intangible assets, including goodwill, were impaired and there were no events or changes in circumstances indicating impairment at December 31, 2017.

Business Combinations

        Business Combinations.    Business combinations are accounted for under the acquisition method of accounting, under which the purchase price is allocated to the fair value of the assets acquired and liabilities assumed at the acquisition date. The excess of the purchase price over the amount allocated to the assets acquired and liabilities assumed is recorded as goodwill. Adjustments to the assets acquired and liabilities assumed made during the measurement period are recorded in the period in which the adjustment is identified, with a corresponding adjustment to goodwill. If any adjustments are made subsequent to the measurement period, which could be up to one year after the acquisition date, these adjustments are recorded to the consolidated statements of income. Acquisition related costs are expensed as incurred.

Hedging Activities and Derivatives

        Hedging Activities and Derivatives.    We measure derivative instruments at fair value and record them as assets or liabilities. Fair value adjustments will affect either accumulated other comprehensive income until the hedged item is recognized in earnings, or net income depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity. We use derivatives for hedging purposes rather than trading or speculation. Fair values are estimated based on current market data from financial sources that trade such instruments and are based on prevailing market data and derived from third party proprietary models based on well recognized financial principles and reasonable estimates about relevant future market conditions.

        The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. These derivative instruments must be effective in reducing risk exposure in order to qualify for hedge accounting. When the terms of an underlying transaction are modified, or when the underlying hedged item ceases to exist, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income for each period until the derivative instrument matures or is settled. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market with the changes in value included in earnings. In cases where a derivative instrument is terminated early, any gain or loss is generally amortized over the remaining life of the hedged item. We may also enter into derivative contracts that are intended to economically hedge certain risks, even though hedge accounting does not apply or we elect not to apply hedge accounting. The ineffective portion of a derivative's change in fair value is recognized immediately in earnings.

        In connection with our interest rate risk management, we may hedge a portion of our interest rate risk by entering into derivative instrument contracts to manage differences in the amount, timing, and duration of our expected cash receipts and our expected cash payments principally related to our investments and borrowings. Our objectives in using interest rate derivatives are to add stability to interest income and to manage our exposure to interest rate movements. To accomplish this objective, we have used, and may again in the future, use interest rate swaps as part of our interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for us making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

        Our rate lock and forward sales commitments associated with the Agency Business meet the definition of a derivative and are recorded at fair value. The estimated fair value of rate lock commitments includes the effects of interest rate movements as well as the fair value of the expected net cash flows associated with the servicing of the loan which is recorded as income from MSRs in the consolidated statements of income. The estimated fair value of forward sale commitments includes the effects of interest rate movements between the trade date and balance sheet date. Adjustments to the fair value are reflected as a component of other income, net in the consolidated statements of income.

Revenue Recognition

        Revenue Recognition.    Interest income is recognized on the accrual basis as it is earned. In certain instances, the borrower pays an additional amount of interest at the time the loan is closed, an origination fee, a prepayment fee and/or deferred interest upon maturity. In some cases, interest income may also include the amortization or accretion of premiums and discounts arising from the purchase or origination of the loan or security. This additional income, net of any direct loan origination costs incurred, is deferred and accreted into interest income on an effective yield or "interest" method adjusted for actual prepayment activity over the life of the related loan or security as a yield adjustment. Income recognition is suspended for loans when, in our opinion, a full recovery of all contractual principal is not probable. Income recognition is resumed when the loan becomes contractually current and performance is resumed. We record interest income on certain impaired loans to the extent cash is received, as the borrower continues to make interest payments. We record loan loss reserves related to these loans when it is deemed that full recovery of principal and accrued interest is not probable.

        Several of our loans provide for accrual of interest at specified rates, which differ from current payment terms. Interest is recognized on such loans at the accrual rate subject to our determination that accrued interest and outstanding principal are ultimately collectible, based on the underlying collateral and operations of the asset. If we cannot make this determination, interest income above the current pay rate is recognized only upon actual receipt.

        Given the transitional nature of some of our real estate loans, we may require funds to be placed into an interest reserve, based on contractual requirements, to cover debt service costs. We will analyze these interest reserves on a periodic basis and determine if any additional interest reserves are needed. Recognition of income on loans with funded interest reserves are accounted for in the same manner as loans without funded interest reserves. We do not recognize interest income on loans in which the borrower has failed to make the contractual interest payment due or has not replenished the interest reserve account. Income from non-performing loans is generally recognized on a cash basis only to the extent it is received. Full income recognition will resume when the loan becomes contractually current and performance has recommenced.

        Additionally, interest income is recorded when earned from equity participation interests, referred to as equity kickers. These equity kickers have the potential to generate additional revenues to us as a result of excess cash flow distributions and/or as appreciated properties are sold or refinanced.

        Gain on sales, including fee-based services, net—Gain on sales, including fee-based services, net includes commitment fees, broker fees, loan assumption fees, loan origination fees and gains on sale of loans of our Agency Business. In some instances, the borrower pays an additional amount of interest at the time the loan is closed, an origination fee, net of any direct loan origination costs incurred, which is recognized upon the sale of the loan. Revenue recognition occurs when the related services are performed, unless significant contingencies exist, and for the sale of loans, when all the incidence of ownership passes to the buyer. Interest income is recognized on the accrual basis as it is earned from loans held-for-sale.

        Property operating income—Property operating income represents income associated with the operations of commercial real estate properties classified as real estate owned. We recognize revenue for these activities when the fees are fixed or determinable, or are evidenced by an arrangement, collection is reasonably assured and the services under the arrangement have been provided.

        Other income, net—Other income, net represents loan structuring, modification, defeasance, and miscellaneous asset management fees associated with our loan and investment portfolio, as well as changes in the fair value of certain derivatives. We recognize these forms of income when the fees are fixed or determinable, are evidenced by an arrangement, collection is reasonably assured and the services under the arrangement have been provided.

Stock-Based Compensation

        Stock-Based Compensation.    We have granted stock awards to certain of our employees and directors, as well as non-employees, consisting of shares of our common stock that vest immediately or annually over a multi-year period, subject to the recipient's continued service to us. We record stock-based compensation expense at the grant date fair value of the related stock-based award at the grant date (for the portion that vests immediately) or ratably over the respective vesting periods. Dividends are paid on restricted stock as dividends are paid on shares of our common stock whether or not they are vested. Stock-based compensation is disclosed in our consolidated statements of income under "employee compensation and benefits" for employees and under "selling and administrative" expense for non-employees.

Income Taxes

        Income Taxes.    We organize and conduct our operations to qualify as a REIT and to comply with the provisions of the Internal Revenue Code with respect thereto. A REIT is generally not subject to federal income tax on its REIT-taxable income that it distributes to its stockholders, provided that it distributes at least 90% of its REIT-taxable income and meets certain other requirements. Certain REIT income may be subject to state and local income taxes.

        The Agency Business mainly operates through a TRS, which is a part of our TRS Consolidated Group and is subject to U.S. federal, state and local income taxes. In general, our TRS entities may hold assets that the REIT cannot hold directly and may engage in real estate or non-real estate-related business. Current and deferred taxes are recorded on the portion of earnings (losses) recognized by us with respect to our interest in TRSs. Deferred income tax assets and liabilities are calculated based on temporary differences between our GAAP consolidated financial statements and the federal, state, local tax basis of assets and liabilities as of the consolidated balance sheets. We evaluate the realizability of our deferred tax assets (e.g., net operating loss and capital loss carryforwards) and recognize a valuation allowance if, based on the available evidence, it is more likely than not that some portion or all of our deferred tax assets will not be realized. When evaluating the realizability of our deferred tax assets, we consider estimates of expected future taxable income, existing and projected book/tax differences, tax planning strategies available and the general and industry specific economic outlook.

        We periodically evaluate tax positions to determine whether it is more likely than not that such positions would be sustained upon examination by a tax authority for all open tax years, as defined by the statute of limitations, based on their technical merits. We report interest and penalties related to tax uncertainties as a component of the income tax provision.

Earnings Per Share

        Earnings Per Share.    We present both basic and diluted earnings per share ("EPS"). Basic EPS excludes dilution and is computed by dividing net income available to common stockholders by the weighted average number of shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, where such exercise or conversion would result in a lower EPS amount.

Recently Adopted and Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Description	Effective Date	Effect on Financial Statements

In October 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-17, Consolidation: Interests Held through Related Parties That Are under Common Control. This ASU alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control and requires consideration of only an entity's proportionate indirect interest in a VIE held through a common control party.

	First quarter of 2017.	The adoption of this guidance did not have a material impact on our consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting. This ASU is intended to simplify several aspects of the accounting for share-based payment award transactions, including income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows.

	First quarter of 2017.	The adoption of this guidance did not have a material impact on our consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Investments—Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. This ASU, among other things, eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods the investment was held.

	First quarter of 2017.	The adoption of this guidance did not have a material impact on our consolidated financial statements.

Recently Issued Accounting Pronouncements

Description	Effective Date	Effect on Financial Statements

In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment. This ASU eliminates step two from the goodwill impairment test, which measures a goodwill impairment loss by comparing the implied fair value with the carrying amount of goodwill.

	First quarter of 2020 with early adoption permitted beginning in the first quarter of 2017.	We are evaluating the timing of our adoption and the impact this guidance may have on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations: Clarifying the Definition of a Business. This ASU provides a more robust framework to use in determining when a set of assets and activities constitutes a business. It also provides more consistency in applying the guidance, reduces the costs of application and makes the definition of a business more operable.

First quarter of 2018.

We have evaluated ASU 2017-01 and determined that adoption of this standard will not have a material impact on our consolidated financial statements in the period of adoption. The potential impact of ASU 2017-01 will be assessed for future acquisitions.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows: Restricted Cash. This ASU requires restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

	First quarter of 2018 with early adoption permitted.	These financial statements reflect the adoption of ASU 2016-18 as if it was adopted by the Company as of December 31, 2017.

In October 2016, the FASB issued ASU 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory. This ASU was issued to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory.

	First quarter of 2018 with early adoption permitted and should be applied on a modified retrospective basis.	We have evaluated ASU 2016-16 and determined that adoption of this standard will not have a significant impact on our consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. This ASU provides eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows.

	First quarter of 2018 and requires adoption on a retrospective basis.	We have evaluated ASU 2016-15 and determined that adoption of this standard will not have a significant impact on our consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Entities will be required to use forward-looking information to better form their credit loss estimates. This ASU also requires enhanced disclosures to help financial statement users better understand significant estimates and judgments used in estimating credit losses.

	First quarter of 2020 with early adoption permitted beginning in the first quarter of 2019.	We are evaluating the timing of our adoption and the impact this guidance may have on our consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases: Presentation of Comprehensive Income. This ASU requires recognition of balance sheet assets and liabilities for leases with terms of more than 12 months and disclosure of key information about an entity's leasing arrangements.

	First quarter of 2019 with early adoption permitted and a modified retrospective approach is required.	We are evaluating the timing of our adoption and the impact this guidance may have on our consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU requires equity investments (except those accounted for under the equity method or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This ASU also eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost.

	First quarter of 2018.	We have evaluated ASU 2016-01 and do not expect the adoption of this standard to have a significant impact on our consolidated financial statements.

Since 2014, the FASB has issued several amendments to its guidance on revenue recognition. The amended guidance, among other things, introduces a new framework for a single comprehensive model that can be used when accounting for revenue and supersedes most current revenue recognition guidance, including that which pertains to specific industries. The core principle states that an entity should recognize revenue to depict the transfer of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods and services. It also requires expanded quantitative and qualitative disclosures that will enable financial statement users to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Most revenue associated with financial instruments, including interest and loan origination fees, along with gains and losses on investment securities, derivatives and sales of financial instruments are excluded from the scope of the guidance.

First quarter of 2018 and permits the use of either the full retrospective or modified retrospective method.

We have evaluated the new standard and determined that substantially all of our revenue, including interest income, loan origination fees, servicing income and gains on sales of loans and investment securities, are not impacted. This standard will not materially impact the timing of gains on certain sales of real estate and will not materially impact our total revenues or footnote disclosures. We will adopt this standard in the first quarter of 2018 using the modified retrospective method.